Supplement to the

Fund	Class A	Institutional Class
Fidelity Advisor® Municipal Income 2015 Fund	FAMPX	FAMIX
Fidelity Advisor Municipal Income 2017 Fund	FAMMX	FAVIX
Fidelity Advisor Municipal Income 2019 Fund	FAPAX	FACIX
Fidelity Advisor Municipal Income 2021 Fund	FOMAX	FOMIX
Fidelity Advisor Municipal Income 2023 Fund	FSODX	FSWTX

Fidelity Advisor Municipal Income 2015 Fund Class A and Institutional Class are Classes of shares of Fidelity® Municipal Income 2015 Fund; Fidelity Advisor Municipal Income 2017 Fund Class A and Institutional Class are Classes of shares of Fidelity Municipal Income 2017 Fund; Fidelity Advisor Municipal Income 2019 Fund Class A and Institutional Class are Classes of shares of Fidelity Municipal Income 2019 Fund; Fidelity Advisor Municipal Income 2021 Fund Class A and Institutional Class are Classes of shares of Fidelity Municipal Income 2021 Fund; and Fidelity Advisor Municipal Income 2023 Fund Class A and Institutional Class are Classes of shares of Fidelity Municipal Income 2023 Fund

Funds of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 31.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Municipal Income 2015 Fund	none	none
Fidelity Municipal Income 2017 Fund	none	none
Fidelity Municipal Income 2019 Fund	none	none
Fidelity Municipal Income 2021 Fund	none	none
Fidelity Municipal Income 2023 Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Municipal Income 2015 Fund	over $100,000	none	none	none
Fidelity Municipal Income 2017 Fund	none	none	none	none
Fidelity Municipal Income 2019 Fund	none	none	none	none
Fidelity Municipal Income 2021 Fund	none	none	none	none
Fidelity Municipal Income 2023 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Municipal Income 2015 Fund	none	none	none	none
Fidelity Municipal Income 2017 Fund	none	none	none	none
Fidelity Municipal Income 2019 Fund	none	none	none	none
Fidelity Municipal Income 2021 Fund	none	none	none	none
Fidelity Municipal Income 2023 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
ADMI-ADMIIB-14-01  December 16, 2014
1.933383.101

Supplement to the

Fidelity Advisor® Global Strategies Fund

Class A (FDASX), Class T (FDTSX), Class B (FDBSX), Class C (FDCSX), and Institutional Class (FDYIX)

Classes of shares of Fidelity® Global Strategies Fund

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2014

Christopher Sharpe and Ruben Calderon have replaced Andrew Dierdorf and Jurrien Timmer as the co-managers of Fidelity® Global Strategies Fund.

The following information replaces similar information found in the "Trustees and Officers" section on page 46.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
The fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
The fund	none	over $100,000	over $100,000	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
The fund	none	over $100,000	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following information replaces information found in the "Management Contract" section beginning on page 48.

Christopher Sharpe is lead portfolio manager of Fidelity® Global Strategies Fund and receives compensation for his services. Ruben Calderon is co-manager of Fidelity Global Strategies Fund and receives compensation for his services. As of May 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Each portfolio manager's bonus is based on several components. The components of each portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Global Strategies Fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index on which the fund's target asset allocation is based over time. The components of the fund's customized benchmark index and their relative weightings in the fund's neutral mix are 60% MSCI ACWI (All Country World Index) Index (net MA tax), 30% Barclays® U.S. Aggregate Bond Index, and 10% Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

ADYS-ADYSIB-14-02  December 16, 2014
1.881202.109

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Sharpe as of May 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	4
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 8,566	none	$ 2,555
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 4,447	none	none

* Includes Fidelity Global Strategies Fund ($322 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of May 31, 2014, the dollar range of shares of Fidelity Global Strategies Fund beneficially owned by Mr. Sharpe was $500,001 - $1,000,000.

The following table provides information relating to other accounts managed by Mr. Calderon as of May 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,026	none	$ 44
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Global Strategies Fund ($322 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of May 31, 2014, the dollar range of shares of Fidelity Global Strategies Fund beneficially owned by Mr. Calderon was none.

Supplement to the

Fidelity Advisor® Inflation-Protected Bond Fund

Class A (FIPAX), Class T (FIPTX), Class B (FBIPX), Class C (FIPCX), and Institutional Class (FIPIX)

Classes of shares of Fidelity® Inflation-Protected Bond Fund

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 30.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
The fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
The fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
The fund	none	over $100,000	none	$50,001 - $100,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
AIFB-AIFBIB-14-01  December 16, 2014
1.789511.114

Supplement to the

Fidelity Advisor® Strategic Dividend & Income® Fund

Class A (FASDX), Class T (FTSDX), Class B (FBSDX), Class C (FCSDX), and Institutional Class (FSIDX)

Classes of shares of Fidelity® Strategic Dividend & Income® Fund

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 34.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
The fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
The fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
The fund	none	none	none	over $100,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
ASDI-ASDIIB-14-01  December 16, 2014
1.795998.115

Supplement to the

Fidelity® Corporate Bond Fund (FCBFX)

A Class of shares of Fidelity Corporate Bond Fund

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 33.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Corporate Bond Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Corporate Bond Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Corporate Bond Fund	over $100,000	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
CBDB-14-01  December 16, 2014
1.924864.101

Supplement to the

Fidelity® Municipal Income 2015 Fund (FMLCX), Fidelity® Municipal Income 2017 Fund (FMIFX),
Fidelity Municipal Income 2019 Fund (FMCFX), Fidelity Municipal Income 2021 Fund (FOCFX),
and Fidelity Municipal Income 2023 Fund (FCHPX)

Fidelity Municipal Income 2015 Fund is a Class of shares of Fidelity Municipal Income 2015 Fund,
Fidelity Municipal Income 2017 Fund is a Class of shares of Fidelity Municipal Income 2017 Fund,
Fidelity Municipal Income 2019 Fund is a Class of shares of Fidelity Municipal Income 2019 Fund,
Fidelity Municipal Income 2021 Fund is a Class of shares of Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund is a Class of shares of Fidelity Municipal Income 2023 Fund

Funds of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 31.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Municipal Income 2015 Fund	none	none
Fidelity Municipal Income 2017 Fund	none	none
Fidelity Municipal Income 2019 Fund	none	none
Fidelity Municipal Income 2021 Fund	none	none
Fidelity Municipal Income 2023 Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Municipal Income 2015 Fund	over $100,000	none	none	none
Fidelity Municipal Income 2017 Fund	none	none	none	none
Fidelity Municipal Income 2019 Fund	none	none	none	none
Fidelity Municipal Income 2021 Fund	none	none	none	none
Fidelity Municipal Income 2023 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Municipal Income 2015 Fund	none	none	none	none
Fidelity Municipal Income 2017 Fund	none	none	none	none
Fidelity Municipal Income 2019 Fund	none	none	none	none
Fidelity Municipal Income 2021 Fund	none	none	none	none
Fidelity Municipal Income 2023 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DMIB-14-01  December 16, 2014
1.933382.101

Supplement to the

Fidelity® Global Strategies Fund (FDYSX)

A Class of shares of Fidelity Global Strategies Fund

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 46.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Global Strategies Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Global Strategies Fund	none	over $100,000	over $100,000	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Global Strategies Fund	none	over $100,000	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DYSB-14-02  December 16, 2014
1.881201.109

Supplement to the

Fund	Institutional Class	Fidelity Advantage® Institutional Class
Spartan® Mid Cap Index Fund	FSTPX	FSMDX
Spartan Small Cap Index Fund	FSSSX	FSSNX

Funds of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 28, 2014

Deane Gyllenhaal serves as senior portfolio manager of each fund.

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 31.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Spartan Mid Cap Index Fund	none	none
Spartan Small Cap Index Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Spartan Mid Cap Index Fund	none	none	none	none
Spartan Small Cap Index Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Spartan Mid Cap Index Fund	none	none	none	none
Spartan Small Cap Index Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following information supplements information found in the "Management Contracts" section beginning on page 35.

Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund are managed by Geode, a sub-adviser to each fund. Deane Gyllenhaal is senior portfolio manager of each fund and receives compensation for his services. As of September 30, 2014, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to Spartan Mid Cap Index Fund's relative pre-tax investment performance measured against the Russell Midcap® Index, and Spartan Small Cap Index Fund's relative pre-tax investment performance measured against the Russell 2000® Index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

MCX-I-SCX-IB-14-03  December 16, 2014
1.933398.106

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Gyllenhaal as of September 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	16	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 148,728	$ 14,518	$ 16,516
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan Mid Cap Index Fund ($788 (in millions) assets managed) and Spartan Small Cap Index Fund ($1,009 (in millions) assets managed).

As of September 30, 2014, the dollar range of shares of Spartan Mid Cap Index Fund beneficially owned by Mr. Gyllenhaal was none, and the dollar range of shares of Spartan Small Cap Index Fund beneficially owned by Mr. Gyllenhaal was none.

Supplement to the

Fund	Investor Class	Fidelity Advantage® Class
Spartan® Mid Cap Index Fund	FSCLX	FSCKX
Spartan Small Cap Index Fund	FSSPX	FSSVX

Funds of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 28, 2014

Deane Gyllenhaal serves as senior portfolio manager of each fund.

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 31.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Spartan Mid Cap Index Fund	none	none
Spartan Small Cap Index Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Spartan Mid Cap Index Fund	none	none	none	none
Spartan Small Cap Index Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Spartan Mid Cap Index Fund	none	none	none	none
Spartan Small Cap Index Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following information supplements information found in the "Management Contracts" section beginning on page 35.

Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund are managed by Geode, a sub-adviser to each fund. Deane Gyllenhaal is senior portfolio manager of each fund and receives compensation for his services. As of September 30, 2014, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to Spartan Mid Cap Index Fund's relative pre-tax investment performance measured against the Russell Midcap® Index, and Spartan Small Cap Index Fund's relative pre-tax investment performance measured against the Russell 2000® Index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

MCX-SCXB-14-03  December 16, 2014
1.933397.106

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Gyllenhaal as of September 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	16	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 148,728	$ 14,518	$ 16,516
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan Mid Cap Index Fund ($788 (in millions) assets managed) and Spartan Small Cap Index Fund ($1,009 (in millions) assets managed).

As of September 30, 2014, the dollar range of shares of Spartan Mid Cap Index Fund beneficially owned by Mr. Gyllenhaal was none, and the dollar range of shares of Spartan Small Cap Index Fund beneficially owned by Mr. Gyllenhaal was none.

Supplement to the

Spartan® Inflation-Protected Bond Index Fund

Institutional Class (FIPBX) and Fidelity Advantage® Institutional Class (FIPDX)

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2014

Brandon Bettencourt has replaced Curt Hollingsworth as the co-manager of the fund.

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 30.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Spartan® Inflation-Protected Bond Index Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Spartan Inflation-Protected Bond Index Fund	none	none	$50,001 - $100,000	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Spartan Inflation-Protected Bond Index Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following information replaces similar information for Curt Hollingsworth found in the "Management Contract" section beginning on page 33.

Brandon Bettencourt is co-manager of Spartan Inflation-Protected Bond Index Fund and receives compensation for his services. As of May 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Spartan Inflation-Protected Bond Index Fund is based on the pre-tax investment performance of the fund relative to the performance of the fund's customized benchmark index. For the three-year period, the bonus takes into account a portfolio manager's performance in terms of his management of investment risk. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

PIB-I-PIB-AIB-14-02  December 16, 2014
1.9859498.101

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Bettencourt as of May 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	3	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 21,469	$ 1,133	$ 543
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan Inflation-Protected Bond Index Fund ($151 (in millions) assets managed).

As of May 31, 2014, the dollar range of shares of Spartan Inflation-Protected Bond Index Fund beneficially owned by Mr. Bettencourt was $10,001-$50,000.

Supplement to the

Spartan® Inflation-Protected Bond Index Fund

Investor Class (FSIQX) and Fidelity Advantage® Class (FSIYX)

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2014

Brandon Bettencourt has replaced Curt Hollingsworth as the co-manager of the fund.

The following information replaces similar information found in the "Trustees and Officers" section on page 31.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Spartan® Inflation-Protected Bond Index Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Spartan Inflation-Protected Bond Index Fund	none	none	$50,001 - $100,000	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Spartan Inflation-Protected Bond Index Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following information replaces similar information for Curt Hollingsworth found in the "Management Contract" section beginning on page 33.

Brandon Bettencourt is co-manager of Spartan Inflation-Protected Bond Index Fund and receives compensation for his services. As of May 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Spartan Inflation-Protected Bond Index Fund is based on the pre-tax investment performance of the fund relative to the performance of the fund's customized benchmark index. For the three-year period, the bonus takes into account a portfolio manager's performance in terms of his management of investment risk. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

PIB-PIB-AB-14-02  December 16, 2014
1.9859497.101

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Bettencourt as of May 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	3	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 21,469	$ 1,133	$ 543
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan Inflation-Protected Bond Index Fund ($151 (in millions) assets managed).

As of May 31, 2014, the dollar range of shares of Spartan Inflation-Protected Bond Index Fund beneficially owned by Mr. Bettencourt was $10,001-$50,000.

Supplement to the

Fidelity® Strategic Dividend & Income® Fund (FSDIX)

A Class of shares of Fidelity Strategic Dividend & Income Fund

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 34.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Strategic Dividend & Income Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Strategic Dividend & Income Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Strategic Dividend & Income Fund	none	none	none	over $100,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
SDIB-14-01  December 16, 2014
1.796004.117